CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) - CNY (¥) ¥ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 109,651	¥ 109,651